Asset Retirement Obligations (Activity Associated With Asset Retirement Obligations) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Asset Retirement Obligations, Roll Forward Analysis [Roll Forward]
Asset retirement obligations, begining of year	$ 3,297	$ 2,975	$ 3,031
Liabilities incurred	0	100	0
Accretion expense	124	165	139
Liabilities settled	(912)	0	0
Changes in expected cash flows and timing	291	57	(195)
Asset retirement obligations, end of year	$ 2,800	$ 3,297	$ 2,975